Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.50

Exception Detail
Run Date - 09/11/2023 11:16:44 AM
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXX	2023070630	XXX	XXX	XXX	XXX	Credit	Flood Certificate		Flood Certificate - is missing.		Flood cert is missing from the file	Information provided			XXX			A	1	XXX	CA	1	3	C	A	C	A	A	A	A	A		Non-QM	1
XXX	2023070635	XXX	XXX	XXX	XXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		GUIDELINE EXCEPTION XXX Exception on not meeting the payment shock is XXX% GUIDELINE EXCEPTION XXX Exception to use $XXX as qualifying income GUIDELINE EXCEPTION XXX Exception for incomplete XXX months housing history, Guideline requires complete 12 months housing history GUIDELINE EXCEPTION XXX Exception on not meeting the residual requirement of XXX for DTI>XXX%. Current DTI is XXX% and residual income is $XXX GUIDELINE EXCEPTION XXX Exception on not meeting the LTV requirement for DTI more than XXX%. Based on the guideline, if the DTI is more than XXX% LTV should be <=XXX%. Current LTV is XXX% and residual income is $XXX		COMESATING FACTORS: HIGH FICO NO DISPUTED/DEROGATORY ACCOUNTS APPROVED BY: XXX				XXX	B	2	XXX	CA	1	1	C	B	C	B	A	A	A	A		Non-QM	1